Retirement benefit plan, Changes in Fair Value of Plan Assets (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in fair value of plan assets [Abstract]
Interest income	SFr 42	SFr 133	SFr 65
Employer's contributions	950	859	693
Fair Value of Plan Assets [Member]
Changes in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	19,139	12,277	9,352
Interest income	42	133	65
Employees' contributions	851	756	621
Employer's contributions	950	859	693
Benefits deposited	1,467	3,382	1,710
Return on plan assets excluding interest income	300	1,732	(164)
Fair value of plan assets, end of period	22,749	SFr 19,139	SFr 12,277
Expected contribution by employer to be paid to post-retirement benefit plans	SFr 1,100